Financial Instruments (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of financial assets [line items]
Cash and cash equivalents			€ 41,229	$ 46,663	€ 66,845	$ 75,655	€ 44,509	€ 36,882
Derivative financial assets			1,946	2,202	1,761
Short-term restricted cash			1,000	1,132	0
Non-current restricted cash			15,630	$ 17,690	9,931
Trade receivables			598		382
Revenue receivables			3,794		3,420
Government authorities receivables			€ 1,602		€ 3,232
Denominated notional principal amount | ₪		₪ 100,000
Talasol [Member]
Disclosure of financial assets [line items]
Output percentage of financial power swap	80.00%
Period of financial power swap	10 years